Employee Retirement Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Employee Retirement Plan
Employee Retirement Plan
18.	Employee Retirement Plan

The Company sponsors a defined contribution 401(k) retirement plan (the Retirement Plan). All U.S. employees are eligible to participate in the Retirement Plan after completing thirty days of employment and after electing to participate in the Retirement Plan. As set forth in the Retirement Plan document, the Company matches employee contributions up to 4% of eligible wages. Employer matching contributions are immediately 100% vested. Employer contributions under the Retirement Plan were $32,330 and $40,312 for the three months ended March 31, 2026 and 2025, respectively.

17.	Employee Retirement Plan

The Company sponsors a defined contribution 401(k) retirement plan (the Retirement Plan). All U.S. employees are eligible to participate in the Retirement Plan after completing thirty days of employment and after electing to participate in the Retirement Plan. As set forth in the Retirement Plan document, the Company matches employee contributions up to 4% of eligible wages. Employer matching contributions are immediately 100% vested. Employer contributions under the Retirement Plan were $136,013 and $150,319 for the years ended December 31, 2025 and 2024, respectively.